0TYPE 13F-HR
PERIOD 03/31/12
FILER
    CIK					0001013538
    CCC					jw8ihw*c

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 14, 2012

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$ 1,229,993MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                               Com 013817101        46,047 4,595,460 SH    Sole           3,360,810     1,234,650
ABBOTT LABORATORIES                 Com 002824100         6,503   106,095 SH    Sole              78,725        27,370
AMERICAN ELECTRIC POWER             Com 025537101        12,946   335,570 SH    Sole             241,400        94,170
ALLSTATE CORPORATION                Com 020002101        38,888 1,181,300 SH    Sole             874,350       306,950
APACHE CORP                         Com 037411105        16,301   162,300 SH    Sole             120,100        42,200
AVON PRODS INC                      Com 054303102         6,481   334,750 SH    Sole             248,350        86,400
AMERICAN EXPRESS                    Com 025816109        20,795   359,400 SH    Sole             265,900        93,500
BAXTER INTERNATIONAL                Com 071813109         4,738    79,250 SH    Sole              58,750        20,500
BAKER HUGHES INC                    Com 057224107        12,653   301,700 SH    Sole             223,200        78,500
BANK NEW YORK MELLON                Com 064058100        17,804   737,850 SH    Sole             546,050       191,800
BRISTOL-MYERS SQUIBB                Com 110122108         5,560   164,750 SH    Sole             120,750        44,000
BERKSHIRE HATHAWAY INC CL A         Com 084670108           244         2 SH    Sole                   2
CAPITAL ONE FINL CORP               Com 14040H105         5,150    92,400 SH    Sole              68,400        24,000
CONOCOPHILLIPS                      Com 20825C104        59,615   784,310 SH    Sole             577,500       206,810
CVS CAREMARK CORP                   Com 126650100         9,377   209,300 SH    Sole             152,900        56,400
CHEVRON CORP                        Com 166764100        43,255   403,460 SH    Sole             298,390       105,070
DUPONT                              Com 263534109        35,613   673,213 SH    Sole             498,183       175,030
DOW CHEMICAL                        Com 260543103        34,120   985,000 SH    Sole             720,000       265,000
EMERSON ELEC CO                     Com 291011104         6,564   125,800 SH    Sole              93,000        32,800
ENTERGY CORP                        Com 29364G103        31,880   474,410 SH    Sole             341,000       133,410
EXELON CORP                         Com 30161N101        31,347   799,460 SH    Sole             574,550       224,910
GENERAL DYNAMICS CORP               Com 369550108        22,106   301,260 SH    Sole             221,100        80,160
GENERAL ELECTRIC                    Com 369604103        33,626 1,675,450 SH    Sole           1,228,400       447,050
HALLIBURTON CO                      Com 406216101        14,119   425,400 SH    Sole             314,800       110,600
HEINZ                               Com 423074103         5,547   103,580 SH    Sole              75,700        27,880
HEWLETT PACKARD CO                  Com 428236103        37,916 1,591,115 SH    Sole           1,176,525       414,590
INTEL CORP                          Com 458140100        65,310 2,322,960 SH    Sole           1,709,950       613,010
JOHNSON & JOHNSON                   Com 478160104        23,028   349,125 SH    Sole             256,035        93,090
JPMORGAN CHASE & CO.                Com 46625H100        18,266   397,250 SH    Sole             294,050       103,200
KRAFT FOODS INC CL A                Com 50075N104         5,782   152,115 SH    Sole             111,211        40,904
COCA COLA CO                        Com 191216100        25,716   347,465 SH    Sole             257,175        90,290
LOCKHEED MARTIN CORP                Com 539830109        16,228   180,590 SH    Sole             132,250        48,340
LOWES COS INC                       Com 548661107        10,904   347,475 SH    Sole             257,075        90,400
MEDTRONIC INC                       Com 585055106        32,414   827,090 SH    Sole             612,100       214,990
3M CO                               Com 88579Y101         4,278    47,950 SH    Sole              35,550        12,400
ALTRIA GROUP INC                    Com 02209S103         4,572   148,110 SH    Sole             122,520        25,590
MERCK & CO. INC.                    Com 58933Y105        34,940   909,889 SH    Sole             667,139       242,750
MICROSOFT CORP                      Com 594918104        16,416   508,950 SH    Sole             376,650       132,300
OCCIDENTAL PETE CP                  Com 674599105        18,856   198,000 SH    Sole             146,700        51,300
PEPSICO INC                         Com 713448108         5,948    89,645 SH    Sole              66,275        23,370
PFIZER INC                          Com 717081103        46,041 2,033,178 SH    Sole           1,491,015       542,163
PROCTER & GAMBLE CO                 Com 742718109        23,652   351,905 SH    Sole             260,525        91,380
RAYTHEON CO                         Com 755111507        39,864   755,280 SH    Sole             553,800       201,480
SOUTHERN CO.                        Com 842587107         5,604   124,720 SH    Sole              91,150        33,570
STANDARD & POOR'S DEPOSITARY RECEIP Com 78462F103           836     5,940 SH    Sole               5,940
AT&T INC                            Com 00206R102        43,976 1,408,131 SH    Sole           1,042,216       365,915
TIME WARNER INC                     Com 887317303        16,676   441,750 SH    Sole             319,750       122,000
TEXAS INSTRS INC                    Com 882508104        16,950   504,320 SH    Sole             373,150       131,170
UNITEDHEALTH GROUP INC              Com 91324P102        37,952   643,915 SH    Sole             476,725       167,190
US BANCORP                          Com 902973304        21,137   667,200 SH    Sole             488,700       178,500
VERIZON COMMUNICATIONS              Com 92343V104        22,390   585,665 SH    Sole             433,665       152,000
WALGREEN CO                         Com 931422109        41,639 1,243,315 SH    Sole             920,305       323,010
WILLIAMS COS.                       Com 969457100         6,034   195,850 SH    Sole             143,850        52,000
WALMART STORES INC                  Com 931142103        26,362   430,750 SH    Sole             318,850       111,900
WEYERHAEUSER CORP.                  Com 962166104         6,669   304,250 SH    Sole             222,450        81,800
EXXON MOBIL CORP.                   Com 30231G102        32,358   373,085 SH    Sole             276,125        96,960

                                                   $1,229,993


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